Lease liabilities (Tables)	6 Months Ended
Jun. 30, 2020
Lease liabilities.
Summary that reconciles the change in the lease liability and discloses a maturity analysis of the lease liability

Balance as at January 1, 2020	$1,463,676
Lease addition	237,608
Lease termination	(47,238)
Accretion of lease liability	56,352
Repayment of principal and interest	(313,202)
Balance as at June 30, 2020	$1,397,196

Schedule of the contractual undiscounted cash flows related to leases

			Present value of
	Future minimum		minimum lease
	lease payments	Interest	payments
Less than one year	$719,178	$91,533	$627,645
Between one and five years	687,259	124,279	562,980
More than five years	222,630	16,059	206,571
	$1,629,067	$231,871	1,397,196
Current portion of lease liabilities			627,645
Non-current portion of lease liabilities			$769,551